Condensed Consolidated Statement of Cash Flows of Immatics N.V. - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss	€ (120,306)	€ (110,204)
Taxes on income	(222)	(1,996)
Loss before taxes	(120,528)	(112,200)
Adjustments for:
Interest income	(6,867)	(9,719)
Depreciation and amortization	5,777	6,166
Interest expenses	415	493
Equity-settled share-based payment	10,977	8,471
Net foreign exchange differences and expected credit losses	(6,833)	34,241
Change in fair value of liabilities for warrants	0	(1,730)
Loss from disposal of fixed assets	48	40
Changes in:
Decrease in accounts receivables	610	3,894
Increase in other assets	(1,260)	(277)
Increase/(decrease) in deferred revenue, accounts payables and other liabilities	9,876	(15,534)
Interest received	7,022	18,012
Interest paid	(415)	(493)
Income tax paid	(1,326)	(5,445)
Income tax refunded		820
Net cash used in operating activities	(102,504)	(73,261)
Cash flows from investing activities
Payments for property, plant and equipment	(1,634)	(4,503)
Payments for intangible assets		(190)
Proceeds from disposal of property, plant and equipment	27	47
Payments for investments classified in other financial assets	(140,165)	(280,651)
Proceeds from maturity of investments classified in other financial assets	105,535	396,353
Net cash provided by/(used in) investing activities	(36,237)	111,056
Cash flows from financing activities
Proceeds from issuance of shares to equity holders	22,330	9
Transaction costs deducted from equity	(542)
Payments of lease liabilities	(1,483)	(1,473)
Net cash provided by/(used in) financing activities	20,305	(1,464)
Net increase/(decrease) in cash and cash equivalents	(118,436)	36,331
Cash and cash equivalents at the beginning of the period	345,918	236,748
Effects of exchange rate changes and expected credit losses on cash and cash equivalents	4,977	(16,444)
Cash and cash equivalents at end of the year	€ 232,459	€ 256,635